Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Disclosure of Cash Flow Information
	Year ended
	December	December	December
	2011	2010	2009
	(in thousands)

Non-cash interest on acquisition consideration payable*	$743	$-	$-

Cash paid for interest	$388	$833	$3,642

Cash paid for income taxes	$22,723	$14,634	$12,977
* recorded within interest expense